Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Description of Business and Basis of Presentation [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Description of the Business and Basis of Presentation
Harland Clarke Holdings Corp. ("Harland Clarke Holdings" and, together with its subsidiaries, the "Company") is a holding company that conducts its operations through its direct and indirect, wholly owned operating subsidiaries and was incorporated in Delaware on October 19, 2005. The Company is an indirect, wholly owned subsidiary of M & F Worldwide Corp. ("M & F Worldwide"), which is, as of December 21, 2011, an indirect, wholly owned subsidiary of MacAndrews & Forbes Holdings Inc. ("MacAndrews"). MacAndrews is wholly owned by Ronald O. Perelman. On September 12, 2011, M & F Worldwide agreed to merge with an indirect wholly owned subsidiary of MacAndrews, and following a vote of stockholders of M & F Worldwide and the satisfaction or waiver of closing conditions, that merger was effected on December 21, 2011 (hereafter referred to as the "MacAndrews Acquisition").
As a result of the MacAndrews Acquisition, which resulted in a change in ownership of M & F Worldwide, the Company was required to use the acquisition method of accounting to revalue its assets and liabilities as of the date of the MacAndrews Acquisition. Such accounting results in a number of changes (see Note 3), including, but not limited to, decreased revenues as a result of fair value adjustments to deferred revenues, increased depreciation and amortization as a result of the revaluation of assets and increased non-cash interest expense that results from adjusting the Company's long-term debt to fair value as of the date of the MacAndrews Acquisition. Accordingly, the accompanying financial statements for the Predecessor and Successor periods are not comparable in all material respects and the Company is required to present separately its operating results for periods before and after the MacAndrews Acquisition. The periods prior to the MacAndrews Acquisition (the period January 1 to December 21, 2011 and the year ended December 31, 2010) are presented in the accompanying consolidated financial statements as "Predecessor." The periods subsequent to the MacAndrews Acquisition (the year ended December 31, 2012 and the period December 22 to December 31, 2011) are presented in the accompanying consolidated financial statements as "Successor."
On March 19, 2012, the Company purchased Faneuil, Inc. ("Faneuil") from affiliates of MacAndrews (see Note 3). Under accounting guidance for transactions among entities under common control, the Company has accounted for the purchase at historical cost and has retrospectively recasted prior periods under common control to include Faneuil operations. The Company and Faneuil came under common control on December 21, 2011, the date of the MacAndrews Acquisition. Faneuil is a separate business segment for financial reporting purposes.
The Company has organized its business and corporate structure along the following three business segments: Harland Clarke, Scantron and Faneuil. Results of operations for the former Harland Financial Solutions segment, which was divested on August 16, 2013, are not included in segment or consolidated results of operations other than as discontinued operations and prior periods have been reclassified to remove results of operations for the former Harland Financial Solutions segment from results reported for continuing operations (see Note 21).
During the second quarter of 2012, the Company transferred certain product and service lines from the Scantron segment to other segments to better align complementary products and services. The Harland Technology Services and Medical Device Tracking businesses were transferred to the Faneuil segment and the Survey Services business was transferred to the Harland Clarke segment. Prior period segment information has been reclassified to reflect this change.
The Harland Clarke segment offers checks and related products, forms and treasury supplies, and related delivery and fraud prevention products to financial and commercial institutions. It also provides direct marketing services to their clients including direct marketing campaigns, direct mail, database marketing, telemarketing and digital marketing. In addition to these products and services, the Harland Clarke segment offers stationery, business cards, survey services and other business and home office products to consumers and businesses.
The former Harland Financial Solutions segment provided technology products and related services to financial institutions worldwide including lending and mortgage compliance and origination applications, risk management solutions, business intelligence solutions, Internet and mobile banking applications, branch automation solutions, self-service solutions, electronic payment solutions and core processing systems.
The Scantron segment provides data management and decision support solutions and related services to educational, commercial and governmental entities worldwide. Scantron products and services provide solutions for testing and assessment, instruction and performance management and business operational data collection. Scantron's solutions combine a variety of data collection, analysis, and management tools including web-based solutions, software, scanning equipment and forms.
The Faneuil segment provides business process outsourcing services including call center operations, back office operations, staffing services and toll collection services to government and regulated commercial clients. The Faneuil segment also provides patient information collection and tracking services, managed technical services and related field maintenance services to education, commercial, healthcare and governmental entities.
The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries after the elimination of all material intercompany accounts and transactions. The Company has consolidated the results of operations and accounts of businesses acquired from the date of acquisition or the date of common control (see Note 3).
The Company and each of its existing subsidiaries, other than unrestricted subsidiaries and certain immaterial subsidiaries are guarantors and may also be co-issuers under the 2015 Senior Notes and 2018 Senior Secured Notes (as hereinafter defined) (see Note 11). Harland Clarke Holdings is a holding company and has no significant assets at December 31, 2012 and no operations. The guarantees and the obligations of the subsidiaries of the Company are full and unconditional and joint and several, and any subsidiaries of the Company other than the subsidiary guarantors and obligors are not significant.
See Note 3 for information regarding recent acquisitions.